Other Financial Liabilities and Other Liabilities - Schedule of Miscellaneous Other Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (13,968)	₩ (21,247)
Total of other financial liabilities	32,314,051	26,115,005	$ 21,863,363
Other liabilities	796,498	803,897
Total of other financial liabilities and other liabilities	33,110,549	26,918,902
Accounts payable | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	7,250,633	10,188,192
Accrued expenses | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,694,493	4,339,314
Borrowings from trust accounts | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	6,769,383	5,207,791
Agency business revenue | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	733,990	271,946
Foreign exchange payables | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	902,564	887,817
Domestic exchange settlement credits | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	7,592,473	1,386,697
Lease liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	527,090	334,456
Other miscellaneous financial liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,857,393	3,520,039
Unearned Income | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Other liabilities	407,525	390,455
Other miscellaneous liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 388,973	₩ 413,442